SHARE BASED COMPENSATION (Schedule of Assumptions Used with Binomial Option Valuation Model) (Details) (Employee Stock Option [Member])	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Options Granted January 28, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return	2.77%
Volatility rate	93.00%
Dividend yield	0.00%
Options Granted January 28, 2014 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	3.0
Post-vesting forfeiture rate	3.00%
Options Granted January 28, 2014 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	3.5
Post-vesting forfeiture rate	9.50%
Options Granted April 3, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return		2.29%
Exercise multiple		2.8
Volatility rate		51.80%
Dividend yield		0.00%
Post-vesting forfeiture rate		3.00%